Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Segment	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Line Items]
Number of operating segments | Segment	1	1
Cash, cash equivalents and restricted cash	$ 81,929	$ 116,127	$ 18,272	$ 14,949	$ 20,960	$ 17,848
Accumulated deficit	$ (36,834)	(25,220)	(17,628)
Advertising Expense		$ 6,000	$ 4,200	2,600
Minimum
Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
Maximum
Accounting Policies [Line Items]
Property and equipment, estimated useful life		5 years
ASU 2015-03 | Reclassification of Other Assets to Other Long-Term Liabilities
Accounting Policies [Line Items]
Other assets				(500)
Other long-term liabilities				$ 500